Share-based payments	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payments
12.
Share-based payments

As disclosed in Note 4, the Company offered to certain directors, executive officers, employees, and external consultants, providing services similar to those rendered by employees, to participate in one of the three different share-based payment plans to receive restricted shares, share options, or RSUs.

12.1 Restricted shares ("RSPAs")

The Company granted restricted shares to certain directors, executive officers, employees, and external consultants for services provided to the Group. These beneficiaries received a right to purchase restricted ordinary shares for a purchase price at grant date set at the nominal value of CHF 0.05 (USD 0.05) per share. The cost of equity-settled transactions is the difference between the fair value of the restricted ordinary shares at the grant date and the acquisition price. The restricted shares under the 2019 RSPA generally vest in quarterly increments over a four-year period and restricted shares under the 2020 RSPA generally vest in monthly increments over three-year or four-year period, depending on the terms and conditions of the individual agreements. However, for certain beneficiaries, the restricted shares partially cliff-vest on the first anniversary of the grant date, with the remaining awards vesting in quarterly or monthly installments, as applicable, over a two-year to three-year period thereafter. The cost is expensed over the vesting period.

No restricted shares were granted during 2022 and 2021 (2020: 2,536,600 restricted shares were granted at an average fair value of USD 4.47 per share). Also, during 2022, 95,717 unvested restricted ordinary shares were repurchased by the Company in accordance with the terms of the restricted share purchase agreements at the nominal value of CHF 0.05 (USD 0.05) per share (Note 19.2) (2021: none were repurchased) (2020: none were repurchased).

The total expense of USD 793 thousand was recognized during 2022 (2021: USD 5,311 thousand) (2020: USD 4,495 thousand), with a corresponding credit to equity (accumulated losses).

12.2 Share options ("SOs")

The Company granted share options to certain directors, executive officers, employees, and external consultants for services provided to the Group. Share options have a contractual term of 10 years, with certain exceptions for termination of continuous service, retirement and, disability. The grant date fair value is recognized as expense over the vesting period. Share options granted under the 2019 Equity Incentive Plan generally vest in quarterly increments over a four-year period and share options granted under the 2021 and 2020 Equity Incentive Plan generally vest in monthly installments over a three or four-year period. However, for certain beneficiaries, the share options either: 1) partially cliff-vest on the first anniversary of the grant date, with the remaining awards vesting in quarterly or monthly installments, as applicable, over a two to three-year period thereafter; or 2) vest within a year from the grant date.

In December 2019, the Company began conversations with several employees as to whether they would be interested in changing their awards from share options to restricted ordinary shares. In January 2020, four employees decided to exchange their share options for restricted ordinary shares, which vest according to the same vesting schedule as included in the relevant share option agreement. All of the underlying share options totaling 431,000 were replaced with restricted ordinary shares. The fair value of the modified instruments was slightly lower than the fair value of the original instruments, both estimated as of the modification date. Therefore, the Company continued to measure the services received based on the grant date fair value of the original instruments.

The assessed fair value at grant date of share options granted is determined using an adjusted form of the Black-Scholes model that takes into account the exercise price and expected price volatility of the underlying share. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the share option is indicative of future trends, which may not necessarily be the actual outcome. The following tables list the inputs to the model used for the three plans for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively. The weighted-average assumptions used in estimating the fair value of share options with service conditions granted in 2022, 2021 and 2020 were as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value per share	5.08	11.78	4.80
Exercise price	6.96	4.90	0.05
Volatility	66.77%	65.53%	59.74%
Duration	10 years	10 years	10 years

A summary of share options activity is presented below.

	2022
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2022	3.32	3,847,800
Granted during the year	6.96	4,092,900
Exercised during the year	4.84	(40,204)
Forfeited during the year	5.37	(207,738)
Expired during the year	5.61	(15,171)
Outstanding as of December 31, 2022	5.30	7,677,587
Vested as of December 31, 2022	3.49	2,006,333
Exercisable as of December 31, 2022	3.49	2,006,333

	2021
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2021	0.05	1,252,900
Granted during the year	4.90	2,598,400
Expired during the year	0.05	(3,500)
Outstanding as of December 31, 2021	3.32	3,847,800
Vested as of December 31, 2021	3.31	489,715
Exercisable as of December 31, 2021	3.31	489,715

	2020
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2020	0.05	501,000
Granted during the year	0.05	1,193,400
Replaced with restricted ordinary shares during the year	0.05	(431,000)
Forfeited during the year	0.05	(10,500)
Outstanding as of December 31, 2020	0.05	1,252,900
Vested as of December 31, 2020	0.05	29,250
Exercisable as of December 31, 2020	0.05	29,250

Share options outstanding at the end of the respective periods have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2022
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,677,307
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
January 31, 2022	January 31, 2032	4.83	130,000
February 28, 2022	February 28, 2032	5.65	1,587,680
March 31, 2022	March 31, 2032	4.71	15,000
April 30, 2022	April 30, 2032	4.50	110,000
May 31, 2022	May 31, 2032	5.84	10,000
June 30, 2022	June 30, 2032	5.40	146,600
July 31, 2022	July 31, 2032	5.68	3,000
August 31, 2022	August 31, 2032	5.37	33,000
September 30, 2022	September 30, 2032	6.00	28,000
October 31, 2022	October 31, 2032	8.64	15,000
November 30, 2022	November 30, 2032	8.26	17,000
December 31, 2022	December 31, 2032	8.67	1,842,000
Total			7,677,587
Weighted average fair value of options granted during the year (in USD)			5.08
Weighted average remaining contractual life of options outstanding at end of period (in years)			8.89

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2021
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,784,800
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
Total			3,847,800
Weighted average fair value of options granted during the year (in USD)			11.78
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.17

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2020
August 31, 2019	August 31, 2029	0.05	49,500
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
Total			1,252,900
Weighted average fair value of options granted during the year (in USD)			4.29
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.74

The share options allow for a net settlement under which the Company may withhold shares in order to settle the option holder's tax obligations.

During 2022, the Group net-settled 40,204 share options by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issuing the remaining shares on the exercise date. During 2022, 8,989 share options with the fair value of USD 77 thousand were withheld and paid to the taxation authority. No share options were exercised in 2021 and 2020.

The total expense of USD 13,980 thousand for the share options was recognized during 2022 (2021: USD 16,347 thousand) (2020: USD 823 thousand), with a corresponding credit to equity (accumulated losses).

12.3 Restricted share units ("RSUs")

The Company granted RSUs to certain directors, executive officers, employees, and external consultants for services provided to the Group, which are subject to vesting conditions and expiry clauses. RSUs granted have a service vesting condition, which is subject to the occurrence of a liquidity event for vesting to occur. Such liquidity event has been fulfilled as of April 9, 2021 and, as such the corresponding number of restricted share units have been granted according to the vesting schedules. The RSUs vest in quarterly increments over a three or four-year period. The RSUs expire on the tenth anniversary of the grant date (or where the service condition is not satisfied on the date of termination of service). RSUs grant the beneficiary the right to automatically receive one registered ordinary share of the Company upon fulfillment of the vesting conditions. The grant-date fair value is recognized as expense over the vesting period.

A summary of restricted shares unit activity is presented below.

	2022
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2022	548,969	11.86
Granted during the year	—	—
Vested during the year	(222,400)	11.61
Forfeited during the year	(30,000)	15.55
RSUs as of December 31, 2022	296,569	11.50

	2021
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2021	234,500	4.60
Granted during the year	486,000	15.00
Vested during the year	(115,531)	8.54
Forfeited during the year	(56,000)	15.55
RSUs as of December 31, 2021	548,969	11.86

	2020
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2020	74,000	5.70
Granted during the year	210,000	4.50
Vested during the year	—	—
Forfeited during the year	(49,500)	5.70
RSUs as of December 31, 2020	234,500	4.60

The RSUs include a net settlement feature under which the Company withholds shares in order to settle the employee’s s tax obligations.

During 2022, the Group net-settled 253,907 RSUs by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issued the remaining shares on completion of the vesting period. During 2022, 69,427 RSUs with the fair value of USD 412 thousand were withheld and paid to the taxation authority (2021: 59,901 RSUs with the fair value of USD 145 thousand were withheld and paid to the taxation authority) (2020: no RSUs were net-settled).

The total expense of USD 1,995 thousand for the RSUs was recognized during 2022 (2021: USD 3,238 thousand) (2020: USD 127 thousand), with a corresponding credit to equity (accumulated losses).